Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 20. Stock Based Compensation

(in thousands, except share data)

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009, no options have been granted since this date and all previously granted options either expired or were exercised as of December 31, 2023. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2023 or 2022, therefore no calculations were required in 2023 or 2022 to determine fair values.

The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants after the adoption and approval of the 2013 Plan.

During 2023, the Company’s directors received restricted stock grants totaling 9,000 shares of common stock at a then market value of $12.48 per share and in 2022 received 8,250 shares of common stock at a then market value of $19.05 per share. The Chief Executive Officer (“CEO) also received restricted stock grants totaling 3,868 common stock at a then market value of $15.51. These grants vest over a one-year period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2023 was $138 and will be recognized ratably over the one-year vesting period. The grant date fair value of the shares granted in 2022 was $157 and was recognized ratably over the one-year vesting period.

During 2023 and 2022, the Company recorded expense of $138 and $157 related to all of the restricted shares.

At December 31, 2023, there were 9,000 shares non-vested with $52 in unrecognized stock-based compensation expense related to the 2013 Plan.

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2023, 2022 and 2021:

Directors’ Plan
Weighted
	Number	Average
	of	Exercise
	Shares	Price
Outstanding at January 1, 2021	19,500	$19.42
Granted	-	-
Exercised	-	-
Expired	(10,500)	20.02

Outstanding at December 31, 2021	9,000	$18.76
Granted	-	-
Exercised	-	-
Expired	(9,000)	18.76

Outstanding at December 31, 2022	-	$-
Granted	-	-
Exercised	-	-
Expired	-	-

Outstanding at December 31, 2023	-	$-

Options exercisable at:
December 31, 2023	-	$-

The intrinsic value of options outstanding under the Directors’ Plan at December 31, 2023 was $-0-. Additionally, the total intrinsic value of options exercised during 2023 and 2022 was $-0- and $-0-, respectively.

There were no options granted during 2023 or 2022 under the 2013 Plan.